CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 26,483	$ (48,241)
Other comprehensive income (loss), net of tax:
Translation adjustment changes	(27,405)	29,570
Unrealized holding gains (losses) on securities, (net of tax of 2013: $0 and 2012: $1,958)	(5)	3,086
Other, (net of tax of 2013: $0 and 2012: $0)	(44)	(87)
Defined benefit pension plans
Net gains (losses) arising during the period, (net of tax of 2013: $1,682 and 2012: $0)	3,181	(231)
Defined benefit pension plans	3,181	(231)
Other comprehensive income (loss)	(24,273)	32,338
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 2,210	$ (15,903)